ORGANIZATION AND BASIS OF PRESENTATION (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	12 Months Ended
	May 20, 2022	Apr. 28, 2022	Jun. 30, 2018	Feb. 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2016
ORGANIZATION AND BASIS OF PRESENTATION
Net proceeds from issuance							$ 500
Accumulated deficit					$ 39,871	$ 27,223	17,600
Net loss					12,648	9,666	$ 5,753
Cash					$ 42,089	$ 17,344
Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Cash transferred			$ 900
Number of shares transferred			1,600
Number of ordinary shares issued			5,340,221
Series A convertible preferred shares
ORGANIZATION AND BASIS OF PRESENTATION
Number of rounds of financing				2
Number of shares issued				2,377,642
IPO [Member] | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued		6,000,000
Offering price		$ 6
Gross proceeds from issuance		$ 36,000
Net proceeds from issuance		$ 33,700
Over-Allotment Option [Member] | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued	772,091
Net proceeds from issuance	$ 4,300
Belite Bio, LLC ("Belite USA") | Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)			100.00%		100.00%			100.00%
Belite Bio, Inc | Lin Bioscience International Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)							80.10%
Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)					100.00%
RBP4 Pty Ltd ("RBP4") | Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)					100.00%
Belite Bio (HK) Limited ("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)					100.00%
Belite Bio (Shanghai) Limited ("Belite Shanghai") | Belite Bio (HK) Limited ("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)					100.00%